Share capital (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Shares based compensation recognized expense	$ 282,046	$ 607,510
2015 [Member]
Statement [Line Items]
Shares based compensation recognized expense	229,188	428,878
2020 [Member]
Statement [Line Items]
Shares based compensation recognized expense	$ 52,858	$ 178,632